August 20, 1999



Fellow Shareholders:

         As chairperson and lead portfolio manager of the WWW Internet Fund, I am very pleased with the progress and performance of the Fund during the fiscal year ending June 30, 1999. The Fund's assets grew to $33.3 million from $2.6 million, only twelve months earlier. The WWW Internet Fund's performance was equally as impressive. Our one-year return to shareholders was 112%, placing us once again among the top 1% of all mutual funds in the country.

         We accomplished this record performance through the market strength of WWW Internet Fund's portfolio combined with our Net-Niche investment strategy of utilizing a three tier mix of Mature, Mid-life, and Adolescent companies. We believe this unique formula creates less risk to the Fund than investing solely in new companies or IPOs.

         Morningstar, a leading independent authority on mutual funds, recently ranked WWW Internet Fund's performance and risk management in the top 67%-90% of comparable funds, giving the Fund a four star rating. This was WWW Internet Fund's first Morningstar rating and we could not be more pleased.

        Looking forward to the second half of 1999, we will be monitoring WWW Internet Fund's portfolio closely in anticipation of greater volatility as the financial markets reflect concerns about Y2K and the possibility of higher interest rates.

        Co-manager Jim Greene and I, along with our staff, want to thank you for your on-going support as we continue in our pursuit to profit from the growth of the Internet as it evolves and changes our lives.

Sincerely,


/S/ LAWRENCE S. YORK
--------------------
Lawrence S. York
Chairperson

WWW INTERNET FUND                          S&P 500 INDEX
                                           TICKER          SPX
BEGINNING INVESTMENT=$10,000.00            BEGINNING INVESTMENT=$10,000.00
                                           BEGINNING PRICE     =    639.95

                                           BEGINNING SHARES    =   15.6262

MONTH          ENDING $                     MONTH                ENDING $
               AMOUNT                                            AMOUNT
-----          ------                       ------               --------

Aug-96         $10,110.00                   Aug-96     651.99    $10,188.14
Sep-96         $11,110.00                   Sep-96     687.31    $10,740.06
Oct-96         $10,700.00                   Oct-96     705.27    $11,020.70
Nov-96         $11,740.00                   Nov-96     757.02    $11,829.36
Dec-96         $11,298.87                   Dec-96     740.74    $11,574.97
Jan-97         $11,859.23                   Jan-97     786.16    $12,284.71
Feb-97         $10,473.61                   Feb-97     790.82    $12,357.53
Mar-97         $ 9,607.61                   Mar-97     757.12    $11,830.92
Apr-97         $ 9,821.56                   Apr-97     801.34    $12,521.92
May-97         $11,421.13                   May-97     848.28    $13,255.41
Jun-97         $11,196.99                   Jun-97     885.14    $13,831.39
Jul-97         $12,735.43                   Jul-97     854.29    $14,911.95
Aug-97         $12,735.43                   Aug-97     699.47    $14,055.32
Sep-97         $12,969.76                   Sep-97     947.28    $14,802.41
Oct-97         $12,154.69                   Oct-97     914.62    $14,292.05
Nov-97         $12,093.56                   Nov-97     955.40    $14,929.29
Dec-97         $11,347.52                   Dec-97     970.43    $15,164.15
Jan-98         $11,869.25                   Jan-98     980.28    $15,318.07
Feb-98         $12,936.41                   Feb-98   1,049.34    $16,397.22
Mar-98         $13,268.42                   Mar-98   1,101.75    $17,216.19
Apr-98         $13,517.43                   Apr-98   1,111.75    $17,372.45
May-98         $12,509.55                   May-98   1,090.82    $17,045.39
Jun-98         $12,983.84                   Jun-98   1,133.84    $17,717.63
Jul-98         $13,019.42                   Jul-98   1,121.80    $17,529.49
Aug-98         $ 9,983.92                   Aug-98     958.81    $14,982.56
Sep-98         $11,288.24                   Sep-98   1,016.61    $15,917.02
Oct-98         $11,999.68                   Oct-98   1,099.66    $17,183.53
Nov-98         $15,414.61                   Nov-98   1,165.23    $18,208.14
Dec-98         $19,356.15                   Dec-98   1,230.64    $19,230.27
Jan-99         $26,711.98                   Jan-99   1,260.61    $20,011.09
Feb-99         $24,146.56                   Feb-99   1,239.88    $19,374.64
Mar-99         $26,116.22                   Mar-99   1,287.86    $20,124.38
Apr-99         $28,766.74                   Apr-99   1,336.19    $20,879.60
May-99         $25,386.71                   May-99   1,303.70    $20,371.90
Jun-99         $27,526.59                   Jun-99   1,374.03    $21,470.90

WWW TRUST
WWW INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999


ASSETS
Investments in securities, at value                                $ 32,228,616
Cash at custodian bank                                                1,000,000
Receivable for fund shares sold                                         162,892
Dividends and interest receivable                                         3,453
Due from advisor                                                        148,710
Service deposit                                                           5,000
Deferred organizational costs                                            14,117
                                                                   ------------

Total assets                                                         33,562,788

LIABILITIES
Payables for fund shares redeemed                                        49,622
Accrued fees payable to investment advisor                              174,200
Other accrued expenses                                                   20,679
                                                                   ------------

Total liabilities                                                       244,501
                                                                   ------------

NET ASSETS                                                         $ 33,318,287
                                                                   ============

NET ASSETS CONSIST OF
Capital shares                                                     $ 27,522,386
Accumulated net investment loss                                        (232,807)
Accumulated net realized gains from investment transactions              28,467
Net unrealized appreciation on investments                            6,000,241
                                                                   ------------
NET ASSETS                                                         $ 33,318,287
                                                                   ============

Net asset value, offering price and redemption price per share     $      22.64
                                                                   ============

Fund shares outstanding                                               1,471,530
                                                                   ============




                See accompanying notes to financial statements.

WWW TRUST
WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 1999


COMMON STOCKS:  95.79%

                                                         SHARES          VALUE
                                                         ------          -----
Broadcast & Information Resources:  10.59%
ACTV Inc*                                                30,000       $  416,250
AT&T Corp.-Liberty Media Group CL A*                     11,500          422,625
CNET Inc*                                                15,000          864,375
Data Broadcasting Corp*                                   9,000           95,062
EchoStar Communications Corp*                             6,000          920,625
Healtheon Corp*                                           9,000          693,000
                                                                      ----------
                                                                       3,411,937

Computers & Computer Peripherals: 5.03%
Compaq Computer Corp                                     12,000          284,250
Creative Technology Ltd                                  22,000          295,625
Dell Computer Corp*                                       4,000          148,000
Sun Microsystems Inc*                                    12,000          826,500
Tech Squared Inc*                                        15,000           66,562
                                                                      ----------
                                                                       1,620,937

Electronic Commerce: 10.44%
ProxyMed Inc*                                            16,500          262,969
BroadVision Inc*                                          8,000          590,000
DoubleClick Inc*                                          9,000          825,750
Edify Corp*                                               4,500           60,187
Harbinger Corp*                                          16,500          206,250
NetGravity Inc*                                          10,000          227,500
Open Market Inc*                                         11,000          156,062
Verisign Inc*                                            12,000        1,035,000
                                                                      ----------
                                                                       3,363,718






                See accompanying notes to financial statements.



                                      -2-

WWW TRUST
WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 1999


                                                         SHARES           VALUE
                                                         ------           -----
Enterprise Software: 7.86%
Compuware Corp*                                          12,000       $  381,750
HNC Software Inc*                                        12,000          369,750
J.D. Edwards & Co*                                       15,000          277,500
Microsoft Corp*                                          10,000          901,875
Novell Inc*                                               3,000           79,500
Peoplesoft Inc*                                          22,000          379,500
VERITAS Software Corp*                                    1,500          142,406
                                                                      ----------
                                                                       2,532,281

Financial Services: 10.24%
Checkfree Holdings Corp*                                  4,000          110,250
First Sierra Financial Inc*                               5,000          125,000
London Pacific Group Ltd, ADR                            18,000          414,000
Security First Technologies Corp*                        26,000        1,173,250
Wit Capital Group Inc*                                   20,000          680,000
E*Trade Group Inc*                                       20,000          798,750
                                                                      ----------
                                                                       3,301,250

Firewall & Internet Security:  4.87%
Check Point Software Technologies Ltd*                   10,000          536,250
Entrust Technologies Inc*                                12,000          399,000
ISS Group Inc*                                           15,000          566,250
Pilot Network Services Inc*                               7,000           68,687
                                                                      ----------
                                                                       1,570,187

Internet Tools: 7.73%
Critical Path Inc*                                        6,200          342,938
Inktomi Corp*                                             6,000          783,375
INSO Corp*                                                6,000           32,250
Spyglass Inc*                                            10,000          201,250
Symantec Corp*                                           10,000          255,000
Vignette Corp*                                           10,000          750,000
Prosoft Training.com*                                    50,800          127,200
                                                                      ----------
                                                                       2,492,013


                See accompanying notes to financial statements.



                                      -3-

WWW TRUST
WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 1999


                                                        SHARES           VALUE
                                                        ------           -----
Internet Venture Capital: 3.80%
CMGI Inc*                                                8,000        $  912,500
Rare Medium Group Inc*                                  25,000           310,938
                                                                      ----------
                                                                       1,223,438

ISP/Hosting Service: 10.23%
America Online Inc*                                      3,000           331,500
Earthlink Network Inc*                                   5,000           307,188
Exodus Communications Inc*                               9,000         1,079,438
InfoSpace.com Inc*                                      10,000           470,000
PSINet Inc*                                              5,000           218,750
TownPagesNet.com, ADR*                                  50,000           350,000
Verio Inc*                                               4,000           278,000
VerticalNet Inc*                                         2,500           262,188
                                                                      ----------
                                                                       3,297,064

Multimedia: 5.20%
CBS Corp                                                 7,500           325,781
Time Warner Inc                                          8,000           588,000
USA Networks Inc*                                       19,000           762,375
                                                                      ----------
                                                                       1,676,156

On-Line Retailing: 3.36%
800 Travel Systems Inc*                                 17,000            68,000
Audio Book Club Inc*                                    11,000           143,000
Egghead.com Inc*                                         5,000            55,937
Launch Media Inc*                                       15,000           268,125
Preview Travel Inc*                                     25,000           548,438
                                                                      ----------
                                                                       1,083,500

Semiconductors & Equipment Makers: 4.48%
Broadcom Corp CL A*                                      2,200           318,038
Dallas Semiconductor Corp                               10,000           505,000
Intel Corp                                               8,000           476,000
Texas Instruments Inc                                    1,000           145,000
                                                                      ----------
                                                                       1,444,038

                See accompanying notes to financial statements.



                                      -4-

WWW TRUST
WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 1999


                                                       SHARES/FACE
                                                          AMOUNT         VALUE
                                                          ------         -----


Telecom Services: 5.95%
IXC Communications Inc*                                     5,000     $  196,563
Inet Technologies Inc*                                     10,000        240,000
Intermedia Communications Inc*                              9,000        270,000
Qwest Communications International Inc*                    14,000        462,875
Teligent Inc CL A*                                          2,000        119,625
USA Talks.com Inc*(1)                                     320,000        360,000
Winstar Communications Inc*                                 5,500        268,124
                                                                      ----------
                                                                       1,917,187

Telecommunication Equipment: 3.12%
CIENA Corp*                                                15,000        452,813
Com21 Inc*                                                 18,000        307,125
General Instrument Corp*                                    2,000         85,000
Lucent Technologies Inc                                     2,400        161,850
                                                                      ----------
                                                                       1,006,788

Web Development: 2.89%
Scient Corp*                                                6,500        309,156
Silknet Software Inc*                                      11,500        465,750
USWEB Corp*                                                 7,000        155,312
                                                                      ----------
                                                                         930,218
                                                                      ----------

Total Common Stock (Cost: $24,926,722)                                30,870,712

CONVERTIBLE NOTE: 0.48%
Prosoft Training.com Convertible Note, 13.00%,           $100,000        156,250
11/30/2003 (Cost $ 100,000)

MONEY MARKET FUND: 3.73%

Firstar Bank Treasury Fund                             $1,201,654      1,201,654
(Cost $ 1,201,654)                                                    ----------

Total Investments In Securities 100%
(Cost $ 26,228,376)                                                  $32,228,616
                                                                     ===========

*Non-dividend paying securities.
(1)Restricted securities.




                See accompanying notes to financial statements.

WWW TRUST
WWW INTERNET FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1999


INVESTMENT INCOME

Dividends                                                           $     4,519
Interest                                                                 66,283
                                                                    -----------
Total Investment Income                                                  70,802

EXPENSES

Investment advisory fee                                                 174,200
Administration fee                                                       65,000
Custody fee                                                              21,539
Professional fees                                                        16,747
Distribution fee                                                         60,722
Printing                                                                 42,558
Registration fees                                                        19,033
Trustee fee                                                               8,000
Amortization of organization expenses                                    11,262
Fulfillment expense                                                      21,944
Other                                                                     5,581
                                                                    -----------
        Total expenses                                                  446,586
      Less:  Expense reimbursement                                     (142,977)
                                                                    -----------
Net expenses                                                            303,609
                                                                    -----------
NET INVESTMENT LOSS                                                    (232,807)

REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS

Net realized gain from investment transactions                           29,950
Net change in unrealized appreciation of investments                  5,941,215
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                                      5,971,165
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 5,738,358
                                                                    ===========






                See accompanying notes to financial statements.

WWW TRUST
WWW INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 1999 AND 1998



                                                              1999            1998
                                                              ----            ----
FROM OPERATIONS:

Net investment loss                                      $   (232,807)   $    (46,174)
Net realized gain from investment transactions                 29,950         224,862
Net change in unrealized appreciation of investments        5,941,215         191,091
                                                         ------------    ------------
Net increase in net assets from operations                  5,738,358         369,779

DISTRIBUTIONS TO SHAREHOLDERS:

From net capital gains on investments                        (112,653)       (306,145)

CAPITAL SHARE TRANSACTIONS:

Net increase from capital share transactions               25,064,257         633,329
                                                         ------------    ------------

NET INCREASE IN NET ASSETS                                 30,689,962         696,963

NET ASSETS

Beginning of year                                           2,628,325       1,931,362
                                                         ------------    ------------

End of year                                              $ 33,318,287    $  2,628,325
                                                         ============    ============






                See accompanying notes to financial statements.

WWW TRUST
WWW INTERNET FUND
FINANCIAL HIGHLIGHTS
(For a Fund share outstanding throughout the years ended June 30, 1999 and 1998 and for the period from inception
(August 1, 1996) through June 30, 1997)


                                                         1999         1998            1997
                                                         ----         ----            ----

Net asset value, beginning of period                   $  10.95     $   10.99      $   10.00

Income from investment operations
 Net investment loss                                      (0.37)        (0.21)         (0.16)
 Net realized and unrealized gain on investments          12.39          1.70           1.36
                                                       --------     ---------      ---------

Total from investment operations                          12.02          1.49           1.20
                                                       --------     ---------      ---------

Less distributions from realized gains from
 security transactions                                    (0.33)        (1.53)         (0.21)
                                                       --------     ---------      ---------

Net asset value, end of period                         $  22.64     $   10.95      $   10.99
                                                       ========     =========      =========

Total return                                             112.01%        15.96%         13.08%
                                                       ========     =========      =========

Ratios/supplemental data
Net assets end of period (in thousands)                $ 33,318     $   2,628      $   1,472
Ratio of expenses to average net assets before
  expense reimbursement                                    3.65%         5.10%         7.23%*
Ratio of expenses to average net assets after
  expense reimbursement                                    2.50%         2.50%         2.50%*
Ratio of net investment (loss) to average net
  assets                                                  (3.07%)       (4.47%)        (1.62%)*
Ratio of net investment (loss) to average net
  assets net of reimbursement                             (1.90%)       (1.89%)        (0.62%)*

Portfolio turnover rate                                   48.03%        70.52%        109.52%


*  Annualized


                See accompanying notes to financial statements.

WWW TRUST
WWW INTERNET FUND
NOTES TO FINANCIAL STATEMENTS



1.      SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

        The WWW Trust (comprising the WWW Internet Fund) (the "Fund") was organized as an Ohio business trust, on April 23, 1996, and commenced operations on August 1, 1996. The Trust is registered under the Investment Company Act of 1940 (1940 Act), as amended, as a diversified, open end management investment company. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $.001 per share. The Trust was formed to achieve the investment objective of long term growth through capital appreciation by investing primarily in equity securities of companies that are designing, developing or manufacturing hardware or software products or services for the Internet and/or World Wide Web.

        The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

        Securities Valuations - Portfolio securities, including covered call options if written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

        Federal income taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

        Dividends and distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

        Organization expenses - During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Fund incurred organization expenses of $65,993. The Fund has elected to defer these expenses and amortize them on a straight-line basis over a 60 month period beginning with the Funds' commencement of operations. For the year ended June 30, 1999, $11,262 was amortized.

        Investments - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

2.      Investment advisory agreement

        The Board of Trustees provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and WWW Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.

        Under the terms of the Management Agreement, the Fund has agreed to pay the Manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the Manager (the "Total Management Fee") by up to .50% per year of the value of the Fund's average daily net assets.

        All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent it is specifically assumed by the Manager. The expenses to be borne by the Fund will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

        The Manager has undertaken, until such time as it gives investors 60 days' notice to the contrary, to waive its Management Fee in the amount, if any, by which the total expenses of the Fund for any fiscal year, including amortization of organizational expenses and amounts paid by the Fund under the Plan, exceed 2.50% of average annual net assets of the Fund, except that the amount of such fee waiver shall not normally exceed the amount of fees received by the Manager under the Management Agreement for such fiscal year. For the year ended June 30, 1999, the Manager has reimbursed all expenses in excess of 2.50%. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes.

3.      Distribution agreement

        Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Manager a shareholder servicing and distribution fee at the annual rate of .50% of the average daily net assets of the Fund. Such fee will be used in its entirety by the Manager to make payments for administration, shareholder services and distribution assistance, including, but not limiting to (1) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts that may be received by them from the Manager under the Plan. For the year ended June 30, 1999, the amount paid or accrued for such expenses was $60,722.

4.      Capital share transactions

        As of June 30, 1999 there was an unlimited number of $.001 par value shares of capital shares authorized for the Fund. Capital share transactions for 1999 and 1998 were as follows:



                                            1999                             1998
                                            ----                             ----
                                    SHARES        AMOUNT            SHARES         AMOUNT
                                    ------        ------            ------         ------

Shares sold                       1,920,436    $ 38,668,211         132,448     $ 1,490,785
Shares issued by
 reinvestment of dividends            7,579          98,532          32,578         303,629
Shares redeemed
    (net of redemption fees)       (696,500)    (13,702,486)       (100,817)     (1,161,085)
                                  ---------    ------------        --------    ------------

Net increase                      1,231,515    $ 25,064,257          64,209    $    633,329
                                  =========    ============        ========    ============


5.      Investments

        For the year ended June 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $27,706,685 and $5,280,153 respectively. The gross unrealized appreciation for all securities totaled $7,652,761 and the gross unrealized depreciation for all securities totaled $1,652,520 for a net unrealized appreciation of $6,000,241. The aggregate cost of securities for federal income tax purposes at June 30, 1999 was $26,228,376.

6.      Related party transactions

        Certain owners of WWW Advisors, Inc. are also Owners and/or Trustees of the Fund. These individuals may receive benefits from any Management fee paid to the Advisor.

7.      Distributions

        For the year ended June 30, 1999, Distributions of $0.04 aggregating $13,715 and $0.29 aggregating $98,938 were made from Short Term Capital Gains and Long Term Capital Gains respectively.

8.      Restricted securities

        Investments in restricted securities and securities for which no quoted market exists are valued at fair value as determined in good faith by the Board of Trustees.

        The investment in 320,000 shares of USA Talks.com Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $1.125 per share after considering certain pertinent factors, including the current market price of this company's unrestricted common stock. The Fund's valuation of its restricted shares of USA Talks.com Inc. is 75% of the current market price of unrestricted common stock of this Company at June 30, 1999. It is possible that this estimated value may differ significantly from the amount that might ultimately be realized in the near term.

INDEPENDENT AUDITORS REPORT

To the Shareholders and
Board of Trustees
WWW Trust

        We have audited the accompanying statement of assets and liabilities of the WWW Trust, an Ohio business trust, (comprising the WWW Internet Fund) including the schedule of investments in securities as of June 30, 1999, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from inception (August 1, 1996) through June 30, 1997 were audited by other auditors whose report dated July 22, 1997, expressed an unqualified opinion on those financial highlights.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WWW Trust as of June 30, 1999, the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with generally accepted accounting principles.


BERGE & COMPANY LTD
CINCINNATI, OHIO
JULY 28, 1999